ASSET RETIREMENT OBLIGATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ASSET RETIREMENT OBLIGATION
Opening balance	$ 952	$ 1,009
New obligations		46
Change in estimate	18	(120)
Accretion expense	17	17
Ending balance	$ 987	$ 952
Discount rate used (in percent)	4.93%	5.26%
Term of completion of reclamation work (in years)	28 years